SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 2,722	$ 1,818
NIS - linked to the Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	2,674	1,469
Annual interest rate, minimum	3.50%
Annual interest rate, maximum	6.75%
In U.S. Dollars [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		110
Annual interest rate, minimum	3.81%
Annual interest rate, maximum	4.41%
Current Maturities Of Long-Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 48	$ 239